Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

10. Intangible assets, net

	As of December 31,				As of December 31,
	2017				2018
		Accumulated				Accumulated
		amortization		Net		amortization		Net
	Cost	(Note a)	Impairment	amount	Cost	(Note a)	Impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Domain names	15,040	(15,040)	—	—	15,040	(15,040)	—	—
Customer Relationships	313,303	(287,142)	—	26,161	313,303	(299,317)	—	13,986
Trademarks	888,370	(850,562)	—	37,808	888,538	(885,674)	—	2,864
Non-compete agreement	70,127	(70,127)	—	—	70,127	(70,127)	—	—
Payment license (Note b)	319,660	—	—	319,660	319,660	—	—	319,660
Others	45,035	(10,763)	(16,907)	17,365	44,823	(11,318)	(16,907)	16,598
Total	1,651,535	(1,233,634)	(16,907)	400,994	1,651,491	(1,281,476)	(16,907)	353,108

Note:

(a)Amortization expenses for intangible assets were RMB363,977, RMB340,816 and RMB47,842 for the years ended December 31, 2016, 2017 and 2018, respectively. The Group expects to record amortization expenses of RMB3,053,  RMB2,461,  RMB1,549, RMB1,349 and RMB1,271 for the years ending December 31, 2019, 2020, 2021, 2022 and 2023, respectively.

(b)Payment license enables the Group to provide payment services and qualifies as a paying institution, has a legal life of 5 years. The Group renewed the license during the year ended December 31, 2017 and the expiry date will be June 2022. The Group believes it would be able to renew the payment license at minimal cost continuously and has the ability to do so. As a result, the payment license is considered by the Group as having an indefinite life because it is expected to contribute to net cash inflow indefinitely.